Risk Report - Liquidity Risk - Parenthetical Information - Exposure (Detail: Text Values) € in Billions	12 Months Ended
Dec. 31, 2022 EUR (€)
Funding sources [Abstract]
Funding Sources, AT1 issuance	2,000,000,000
Funding Sources, Tier 2 issuance	2,600,000,000
Senior non-preferred issuance	€ 8.8
Senior preferred (non-structured) issuance	2.8
Covered bond Issuance	3.5
Other senior preferred structured issuance	4.3
Funding sources without other senior preferred structured issuance	19.7
Funding sources term funding	24.0
Of which emitted in Euro	13.5
Of which emitted in USD	8.9
Of which emitted in GBP	0.8
Of which emitted in other currencies	€ 0.5
Investor base for issuances [Abstract]
Asset managers and pension funds	40.00%
Retail customers	7.00%
Banks	18.00%
Governments and agencies	1.00%
Insurance companies	9.00%
Other institutional investors	25.00%
Geographical distribution of Funding sources [Abstract]
Germany	24.00%
Rest of Europe	41.00%
US	19.00%
Asia/Pacific	14.00%
Others	2.00%
Average spread of DB issuance over 3 months Euribor/ risk free rate in bps	194,000,000,000
Average tenor in years	5,700,000,000
First quarter	7,300,000,000
Second quarter	4,800,000,000
Third quarter	7,100,000,000
Fourth quarter	4,800,000,000